Stock Compensation Expense (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stock Compensation Expense [Abstract]
Schedule of Equity Compensation Plans

The following table contains information about the Company’s equity compensation plans as of June 30, 2023:

	Shares Reserved for Issuance	Awards Outstanding	Shares Available for Grant
2022 Omnibus Incentive Plan	12,358,689	3,876,658	8,482,031
2022 Employee Stock Purchase Plan	75,000,000	—	75,000,000
Amended 2019 Equity Incentive Plan	23,380,173	21,371,301	2,008,872
The following table contains information about the plan as of December 31, 2022:
	Awards Reserved for Issuance	Awards Outstanding	Awards Available for Grant
2022 Omnibus Incentive Plan	12,358,689	1,238,667	11,120,022
2022 Employee Stock Purchase Plan	75,000,000	—	75,000,000
Amended 2019 Equity Incentive Plan	23,380,173	19,977,366	3,402,807

Schedule of Stock-Based Compensation Expense

Stock-based compensation expense for the periods presented was comprised of the following, which were included in general and administrative expenses within the Consolidated Statements of Operations:

	(In thousands)		(In thousands)
	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Stock options	$6	$62	$12	$118
Restricted stock awards	5,957	1,447	8,625	2,541
Total stock-based compensation expense	$5,963	$1,509	$8,637	$2,659
Stock-based compensation expense for the periods presented was comprised of the following, which were included in general and administrative expenses within the Consolidated Statements of Operations:
	(in thousands)
	For the year ended December 31,
	2022	2021
Stock options	$469	$1,635
Restricted stock awards	9,698	2
Total stock – based compensation expense	$10,167	$1,637

Schedule of Stock Option Grant Activity

The following is an analysis of the stock option grant activity during the six months ended June 30, 2023:

Vested and Nonvested Stock Options	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2022	18,863,654	$0.38	4.13
Granted	—	—	—
Exercised	(2,150,847)	0.38	—
Expired or forfeited	—	—	—
Outstanding June 30, 2023	16,712,807	$0.38	3.63
Vested and Nonvested Stock Warrants	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2022	5,923,333	$11.50	4.55
Granted	—	—	—
Exercised	—	—	—
Expired or forfeited	—	—	—
Outstanding June 30, 2023	5,923,333	$11.50	4.05
The following is an analysis of the stock option grant activity:
Vested and Nonvested Stock Options	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2021	19,912,281	$0.38	4.86
Granted	—	—	—
Exercised	(1,048,627)	0.38	—
Expired or forfeited	—	—	—
Outstanding December 31, 2022	18,863,654	$0.38	4.13
Vested and Nonvested Stock Warrants	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2021	6,575,284	$10.41	5.79
Granted	—	—	—
Exercised	(651,951)	0.53	—
Expired or forfeited	—	—	—
Outstanding December 31, 2022	5,923,333	$11.50	4.55
Nonvested Stock Warrants	Number	Weighted- Average Exercise Price
Nonvested on December 31, 2021	—	$—
Granted	—	—
Vested	—	—
Forfeited	—	—
Nonvested on December 31, 2022	—	$—

Schedule of Nonvested Stock Options
Nonvested Stock Options	Number	Weighted- Average Exercise Price
Nonvested on December 31, 2022	670,008	$0.38
Granted	—	—
Vested	(165,225)	0.38
Forfeited	—	—
Nonvested on June 30, 2023	504,783	$0.38
Nonvested RSAs	Number	Weighted Average Price
Nonvested December 31, 2022	1,649,962	$6.27
Granted	—	—
Vested	(1,057,752)	6.48
Forfeited	—
Nonvested June 30, 2023	592,210	$4.63

Nonvested Stock Options	Number	Weighted- Average Exercise Price
Nonvested on December 31, 2021	6,867,852	$0.38
Granted	—	—
Vested	(6,197,824)	0.38
Forfeited	—	—
Nonvested on September 30, 2022	670,008	$0.38
Nonvested RSAs	Number	Weighted Average Price
Nonvested December 31, 2021	167,277	$5.78
Granted	1,774,698	6.30
Vested	(289,013)	5.99
Forfeited	—	—
Nonvested December 31, 2022	1,649,962	$6.27

Schedule of Restricted Stock Units

A summary of Restricted Stock Units (“RSUs”) issuances during the six months ended June 30, 2023 is as follows:

Nonvested RSUs	Number	Weighted Average Price
Nonvested December 31, 2022	702,417	$2.79
Granted	2,135,984	1.31
Vested	(1,154,748)	1.28
Forfeited	(39,000)	2.27
Nonvested June 30, 2023	1,644,653	$1.36
A summary of Restricted Stock Units (“RSUs”) issuances are as follows:
Nonvested RSUs	Number	Weighted Average Price
Nonvested December 31, 2021	—	$—
Granted	1,124,674	2.68
Vested	(422,257)	2.50
Forfeited	—	—
Nonvested December 31, 2022	702,417	$2.79